Commitments (Details Narrative) - 6 months ended Jun. 30, 2024 € in Thousands, $ in Thousands	USD ($)	EUR (€)
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 4,406
Purchase commitment	678	€ 727
Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 38,573
Annual royalty percentage	3.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual royalty percentage	2.00%